Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Financial Statements
Condensed Consolidating Financial Statements
The Senior Notes are guaranteed by our domestic subsidiaries which are 100% owned, directly or indirectly, by the Company. The guarantees are full and unconditional, joint and several and on an unsecured basis.

Condensed consolidating statements of comprehensive loss

	Year ended December 31, 2018
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenue	$—	$936,319	$187,647	$(59,747)	$1,064,219
Cost of sales	—	717,519	151,787	(61,459)	807,847
Gross Profit	—	218,800	35,860	1,712	256,372
Operating Expenses
Selling, general and administrative expenses	—	231,492	55,488	—	286,980
Goodwill and intangible assets impairment	—	233,635	129,887	—	363,522
Transaction Expenses	—	2,926	520	—	3,446
Loss (gain) on disposal of assets and other	—	(1,274)	836	—	(438)
Total operating expenses	—	466,779	186,731	—	653,510
Earnings (loss) from equity investment	—	529	(389)	—	140
Equity loss from affiliate, net of tax	(348,557)	(118,601)	—	467,158	—
Operating loss	(348,557)	(366,051)	(151,260)	468,870	(396,998)
Other expense (income)
Interest expense	32,307	158	67	—	32,532
Foreign exchange and other gains, net	—	(296)	(5,974)	—	(6,270)
(Gain) loss on contribution of subsea rentals business	—	5,856	(39,362)	—	(33,506)
Total other (income) expense, net	32,307	5,718	(45,269)	—	(7,244)
Loss before income taxes	(380,864)	(371,769)	(105,991)	468,870	(389,754)
Income tax expense (benefit)	(6,784)	(23,212)	14,322	—	(15,674)
Net loss	(374,080)	(348,557)	(120,313)	468,870	(374,080)

Other comprehensive income (loss), net of tax:
Net loss	(374,080)	(348,557)	(120,313)	468,870	(374,080)
Change in foreign currency translation, net of tax of $0	(24,752)	(24,752)	(24,752)	49,504	(24,752)
Gain on pension liability	1,489	1,489	1,489	(2,978)	1,489
Comprehensive loss	$(397,343)	$(371,820)	$(143,576)	$515,396	$(397,343)

Condensed consolidating statements of comprehensive loss

	Year ended December 31, 2017
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenue	$—	$703,409	$182,417	$(67,206)	$818,620
Cost of sales	—	550,931	145,743	(66,842)	629,832
Gross Profit	—	152,478	36,674	(364)	188,788
Operating Expenses
Selling, general and administrative expenses	—	205,672	48,041	—	253,713
Goodwill and intangible assets impairment	—	33,301	35,761	—	69,062
Transaction Expenses	—	6,521	(10)	—	6,511
Loss on disposal of assets and other	—	1,981	116	—	2,097
Total operating expenses	—	247,475	83,908	—	331,383
Earnings from equity investment	—	1,000	—	—	1,000
Equity loss from affiliate, net of tax	(41,253)	(53,682)	—	94,935	—
Operating loss	(41,253)	(147,679)	(47,234)	94,571	(141,595)
Other expense (income)
Interest expense (income)	27,919	(569)	(542)	—	26,808
Foreign exchange and other losses (gains), net	—	(118)	7,386	—	7,268
Gain realized on previously held equity investment	—	(120,392)	—	—	(120,392)
Total other (income) expense, net	27,919	(121,079)	6,844	—	(86,316)
Loss before income taxes	(69,172)	(26,600)	(54,078)	94,571	(55,279)
Income tax expense (benefit)	(9,772)	14,653	(760)	—	4,121
Net loss	(59,400)	(41,253)	(53,318)	94,571	(59,400)

Other comprehensive income (loss), net of tax:
Net loss	(59,400)	(41,253)	(53,318)	94,571	(59,400)
Change in foreign currency translation, net of tax of $0	36,163	36,163	36,163	(72,326)	36,163
Gain on pension liability	107	107	107	(214)	107
Comprehensive loss	$(23,130)	$(4,983)	$(17,048)	$22,031	$(23,130)

Condensed consolidating statements of comprehensive loss

	Year ended December 31, 2016
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenue	$—	$436,785	$198,684	$(47,834)	$587,635
Cost of sales	—	375,509	161,190	(48,799)	487,900
Gross Profit	—	61,276	37,494	965	99,735
Operating Expenses
Selling, general and administrative expenses	—	187,974	39,034	—	227,008
Transaction Expenses	—	825	40	—	865
Loss on disposal of assets and other	—	2,616	22	—	2,638
Total operating expenses	—	191,415	39,096	—	230,511
Earnings from equity investment	—	1,824	—	—	1,824
Equity earnings (loss) from affiliate, net of tax	(62,180)	14,663	—	47,517	—
Operating loss	(62,180)	(113,652)	(1,602)	48,482	(128,952)
Other expense (income)
Interest expense (income)	27,480	(110)	40	—	27,410
Foreign exchange and other gains, net	—	(5,264)	(16,077)	—	(21,341)
Deferred loan costs written off	2,978	—	—	—	2,978
Total other (income) expense, net	30,458	(5,374)	(16,037)	—	9,047
Income (loss) before income taxes	(92,638)	(108,278)	14,435	48,482	(137,999)
Income tax expense (benefit)	(10,660)	(46,098)	707	—	(56,051)
Net income (loss)	(81,978)	(62,180)	13,728	48,482	(81,948)
Less: Income attributable to noncontrolling interest	—	—	30	—	30
Net income (loss) attributable to common stockholders	(81,978)	(62,180)	13,698	48,482	(81,978)

Other comprehensive income (loss), net of tax:
Net income (loss)	(81,978)	(62,180)	13,728	48,482	(81,948)
Change in foreign currency translation, net of tax of $0	(45,722)	(45,722)	(45,722)	91,444	(45,722)
Loss on pension liability	(335)	(335)	(335)	670	(335)
Comprehensive loss	(128,035)	(108,237)	(32,329)	140,596	(128,005)
Less: comprehensive loss attributable to noncontrolling interests	—	—	(162)	—	(162)
Comprehensive loss attributable to common stockholders	$(128,035)	$(108,237)	$(32,491)	$140,596	$(128,167)

Condensed consolidating balance sheets

	December 31, 2018
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries		Eliminations	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$—	$24,977	$22,264		$—	$47,241
Accounts receivable—trade, net	—	177,986	28,069		—	206,055
Inventories, net	—	416,237	69,878		(7,092)	479,023
Prepaid expenses and other current assets	—	23,585	92		—	23,677
Costs and estimated profits in excess of billings	—	6,202	2,957		—	9,159
Accrued revenue	—	—	862		—	862
Total current assets	—	648,987	124,122		(7,092)	766,017
Property and equipment, net of accumulated depreciation	—	156,434	20,924		—	177,358
Deferred financing costs, net	2,071	—	—		—	2,071
Intangible assets	—	320,056	38,992		—	359,048
Goodwill	—	433,415	36,232		—	469,647
Investment in unconsolidated subsidiary	—	1,222	43,760		—	44,982
Deferred income taxes, net	—	1,170	64		—	1,234
Other long-term assets	—	4,194	5,101		—	9,295
Investment in affiliates	877,764	265,714	—		(1,143,478)	—
Long-term advances to affiliates	674,220	—	98,532		(772,752)	—
Total assets	$1,554,055	$1,831,192	$367,727		$(1,923,322)	$1,829,652
Liabilities and equity
Current liabilities
Current portion of long-term debt	$—	$1,150	$17		$—	$1,167
Accounts payable—trade	—	121,019	22,167		—	143,186
Accrued liabilities	6,873	40,913	33,246		—	81,032
Deferred revenue	—	4,742	3,593		—	8,335
Billings in excess of costs and profits recognized	—	84	3,126		—	3,210
Total current liabilities	6,873	167,908	62,149		—	236,930
Long-term debt, net of current portion	517,056	480	8	—	—	517,544
Deferred income taxes, net	—	—	15,299		—	15,299
Other long-term liabilities	—	12,288	17,465		—	29,753
Long-term payables to affiliates	—	772,752	—		(772,752)	—
Total liabilities	523,929	953,428	94,921		(772,752)	799,526
						—
Total equity	1,030,126	877,764	272,806		(1,150,570)	1,030,126
Total liabilities and equity	$1,554,055	$1,831,192	$367,727		$(1,923,322)	$1,829,652

Condensed consolidating balance sheets

	December 31, 2017
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries		Eliminations	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$—	$73,981	$41,235		$—	$115,216
Accounts receivable—trade, net	—	168,162	34,752		—	202,914
Inventories, net	—	374,527	77,454		(8,804)	443,177
Prepaid expenses and other current assets	—	12,679	6,811		—	19,490
Costs and estimated profits in excess of billings	—	9,584	—		—	9,584
Total current assets	—	638,933	160,252		(8,804)	790,381
Property and equipment, net of accumulated depreciation	—	167,407	29,874		—	197,281
Deferred financing costs, net	2,900	—	—		—	2,900
Intangible assets	—	390,752	52,312		—	443,064
Goodwill	—	599,677	155,568		—	755,245
Deferred income taxes, net	—	—	3,344		—	3,344
Other long-term assets	—	2,086	927		—	3,013
Investment in affiliates	1,250,593	418,799	—		(1,669,392)	—
Long-term advances to affiliates	667,968	—	90,524		(758,492)	—
Total assets	$1,921,461	$2,217,654	$492,801		$(2,436,688)	$2,195,228
Liabilities and equity
Current liabilities
Current portion of long-term debt	$—	$1,048	$108		$—	$1,156
Accounts payable—trade	—	117,158	20,526		—	137,684
Accrued liabilities	6,638	46,962	13,165		—	66,765
Deferred revenue	—	4,455	4,364		—	8,819
Billings in excess of costs and profits recognized	—	1,394	487		—	1,881
Total current liabilities	6,638	171,017	38,650		—	216,305
Long-term debt, net of current portion	505,807	908	35	—	—	506,750
Deferred income taxes, net	—	22,737	8,495		—	31,232
Other long-term liabilities	—	13,907	18,018		—	31,925
Long-term payables to affiliates	—	758,492	—		(758,492)	—
Total liabilities	512,445	967,061	65,198		(758,492)	786,212

Total equity	1,409,016	1,250,593	427,603		(1,678,196)	1,409,016
Total liabilities and equity	$1,921,461	$2,217,654	$492,801		$(2,436,688)	$2,195,228

Condensed consolidating statements of cash flows

	Year ended December 31, 2018
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities	$10,461	$(76)	$15,972	$(23,950)	$2,407
Cash flows from investing activities
Capital expenditures for property and equipment	—	(20,288)	(3,755)	—	(24,043)
Acquisition of businesses, net of cash acquired	—	(60,622)	—	—	(60,622)
Investment in unconsolidated subsidiary	—	—	—	—	—
Proceeds from sale of business, property and equipment	—	5,192	4,066	—	9,258
Long-term loans and advances to affiliates	(18,130)	9,690	—	8,440	—
Net cash provided by (used in) investing activities	(18,130)	(66,028)	311	8,440	(75,407)
Cash flows from financing activities
Borrowings of debt	221,980	—	—	—	221,980
Repayments of debt	(211,783)	—	—	—	(211,783)
Repurchases of stock	(2,777)	—	—	—	(2,777)
Proceeds from stock issuance	249	—	—	—	249
Payment of capital lease obligations	—	(1,030)	(117)	—	(1,147)
Long-term loans and advances to affiliates	—	18,130	(9,690)	(8,440)	—
Dividend paid to affiliates	—	—	(23,950)	23,950	—
Net cash provided by (used in) financing activities	7,669	17,100	(33,757)	15,510	6,522

Effect of exchange rate changes on cash	—	—	(1,497)	—	(1,497)

Net decrease in cash, cash equivalents and restricted cash	—	(49,004)	(18,971)	—	(67,975)
Cash, cash equivalents and restricted cash at beginning of period	—	73,981	41,235	—	115,216
Cash, cash equivalents and restricted cash at end of period	$—	$24,977	$22,264	$—	$47,241

Condensed consolidating statements of cash flows

	Year ended December 31, 2017
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities	$(15,718)	$483	$3,702	$(28,500)	$(40,033)
Cash flows from investing activities
Capital expenditures for property and equipment	—	(20,499)	(6,210)	—	(26,709)
Acquisition of businesses, net of cash acquired	—	(157,297)	(4,892)	—	(162,189)
Investment in unconsolidated subsidiary	—	(1,041)	—	—	(1,041)
Proceeds from sale of property and equipment	—	2,038	(67)	—	1,971
Long-term loans and advances to affiliates	(86,097)	22,072	—	64,025	—
Net cash used in investing activities	(86,097)	(154,727)	(11,169)	64,025	(187,968)
Cash flows from financing activities
Borrowings of debt	107,431	—	—	—	107,431
Repurchases of stock	(4,742)	—	—	—	(4,742)
Proceeds from stock issuance	1,491	—	—	—	1,491
Payment of capital lease obligations	—	(1,147)	(40)	—	(1,187)
Deferred financing costs	(2,430)	—	—	—	(2,430)
Long-term loans and advances to affiliates	—	86,097	(22,072)	(64,025)	—
Dividend paid to affiliates	—	—	(28,500)	28,500	—
Net cash provided by (used in) financing activities	101,750	84,950	(50,612)	(35,525)	100,563

Effect of exchange rate changes on cash	—	—	8,232	—	8,232

Net decrease in cash, cash equivalents and restricted cash	(65)	(69,294)	(49,847)	—	(119,206)
Cash, cash equivalents and restricted cash at beginning of period	65	143,275	91,082	—	234,422
Cash, cash equivalents and restricted cash at end of period	$—	$73,981	$41,235	$—	$115,216

Condensed consolidating statements of cash flows

	Year ended December 31, 2016
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities	$(16,882)	$31,055	$73,772	$(23,203)	$64,742
Cash flows from investing activities
Capital expenditures for property and equipment	—	(12,033)	(4,795)	—	(16,828)
Acquisition of businesses, net of cash acquired	—	(4,072)	—	—	(4,072)
Proceeds from sale of property and equipment	—	9,442	321	—	9,763
Long-term loans and advances to affiliates	(69,340)	12,912	—	56,428	—
Net cash provided by (used in) investing activities	(69,340)	6,249	(4,474)	56,428	(11,137)
Cash flows from financing activities
Repurchases of stock	(623)	—	—	—	(623)
Proceeds from stock issuance	87,676	—	—	—	87,676
Payment of capital lease obligations	—	(253)	161	—	(92)
Deferred financing costs	(766)	—	—	—	(766)
Long-term loans and advances to affiliates	—	69,340	(12,912)	(56,428)	—
Dividend paid to affiliates	—	—	(23,203)	23,203	—
Net cash provided by (used in) financing activities	86,287	69,087	(35,954)	(33,225)	86,195

Effect of exchange rate changes on cash	—	—	(14,627)	—	(14,627)

Net increase in cash, cash equivalents and restricted cash	65	106,391	18,717	—	125,173
Cash, cash equivalents and restricted cash at beginning of period	—	36,884	72,365	—	109,249
Cash, cash equivalents and restricted cash at end of period	$65	$143,275	$91,082	$—	$234,422